Schedule of Investments
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–152.99%(a)
Alabama–0.80%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$ 270	$ 265,448
Series 2016, RB	5.75%	06/01/2045	25	21,051
Black Belt Energy Gas District (The) (No. 8); Series 2022 A, RB(b)	4.00%	12/01/2029	1,300	1,259,029
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	905	909,343
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,320	1,407,733
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	820	726,719
				4,589,323
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	395	345,835
Arizona–1.86%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,090	1,014,389
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(c)	5.00%	12/15/2040	230	222,178
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,202,698
Series 2017, Ref. RB	5.00%	11/15/2045	835	674,653
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	672,996
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	477,048
Series 2021, RB(c)	4.00%	07/01/2051	875	646,327
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	450	458,700
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	340	301,144
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,125	1,017,588
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	990	691,067
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	735	767,260
Series 2007, RB	5.00%	12/01/2037	2,435	2,476,133
				10,622,181
Arkansas–0.09%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	515	516,043
California–22.91%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	3,570	2,263,052
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	5,770	3,465,450
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(f)(g)(h)	5.00%	04/01/2027	2,280	2,472,080
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	1,390	1,254,459
Series 2009, GO Bonds(e)	0.00%	08/01/2031	2,680	2,038,086
California (State of);
Series 2020, GO Bonds (INS - BAM)(d)	3.00%	11/01/2050	2,225	1,723,703
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,040	3,061,030
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	790	652,793
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	10,115	915,656
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	$ 250	$ 244,332
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	55	55,328
Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	1,590	265,732
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,500,348
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,935	3,570,387
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,369
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,767	3,641,856
Series 2023 1, RB	4.38%	09/20/2036	765	756,507
California (State of) Infrastructure & Economic Development Bank;
Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	1,720	1,905,904
Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	3,339	3,699,695
Series 2020, RB(b)(c)(i)	3.65%	01/31/2024	845	842,075
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	180	160,034
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,265	1,308,850
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(d)	4.00%	05/15/2046	500	463,465
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2047	885	892,527
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	1,590	1,549,613
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	240	222,869
California (State of) Pollution Control Financing Authority;
Series 2012, RB(c)(i)	5.00%	07/01/2027	980	987,165
Series 2012, RB(c)(i)	5.00%	07/01/2030	1,450	1,459,354
Series 2012, RB(c)(i)	5.00%	07/01/2037	3,195	3,200,846
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(c)	5.00%	12/01/2041	1,245	1,205,787
Series 2016 A, RB(c)	5.25%	12/01/2056	950	893,303
California State University; Series 2019 A, RB(h)	5.00%	11/01/2049	2,010	2,156,771
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	695	566,118
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	790	538,757
CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(c)	4.00%	09/01/2056	790	590,695
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(c)	4.00%	08/01/2056	475	349,139
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2040	4,685	2,273,181
Series 2009, GO Bonds(e)	0.00%	08/01/2041	4,965	2,297,817
Series 2009, GO Bonds(e)	0.00%	08/01/2042	5,265	2,337,778
Series 2009, GO Bonds(e)	0.00%	08/01/2043	3,460	1,460,096
Series 2009, GO Bonds(e)	0.00%	08/01/2044	4,825	1,937,451
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	1,775	1,333,700
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	1,980	1,425,095
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2023	3,250	3,250,000
Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	2,455	249,388
Los Angeles (City of), CA Department of Airports;
Series 2019 A, Ref. RB(i)	5.00%	05/15/2034	855	920,137
Series 2021, RB(b)(f)(i)	5.00%	11/15/2031	5	5,609
Series 2021, Ref. RB(i)	5.00%	05/15/2046	1,995	2,090,975
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(i)	5.50%	05/15/2037	1,665	1,872,000
Los Angeles (City of), CA Departments of Water & Power; Series 2020 B, RB(h)	5.00%	07/01/2050	2,220	2,394,498
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	1,985	1,316,359
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	3,955	3,229,398
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,645	3,073,844
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,900	1,723,688
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	2,875	2,416,183
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2036	$ 4,025	$ 2,374,117
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2037	1,590	883,992
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2027	4,005	3,501,100
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	5,000	3,796,993
Regents of the University of California Medical Center; Series 2022 P, RB(g)(h)	4.00%	05/15/2053	5,110	4,661,424
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2047	1,230	1,364,198
Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2052	1,495	1,653,396
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,885	1,786,701
Series 2021 A, RB	5.00%	07/01/2056	1,900	2,018,049
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 E, RB(i)	5.00%	05/01/2037	635	669,026
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2030	3,300	2,582,829
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB(b)(f)	5.50%	09/01/2023	590	593,014
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2041	3,295	1,171,365
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	15,570	11,256,987
Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	5,725	3,969,035
				130,767,558
Colorado–6.12%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	459,267
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	790	708,974
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	874,970
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,580	1,420,763
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	630	542,184
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,485	3,588,058
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,427,768
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(f)	5.00%	06/01/2027	555	597,555
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)(f)	5.50%	01/01/2024	2,500	2,531,699
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	492,953
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	431,240
Denver (City & County of), CO;
Series 2013 B, RB	5.25%	11/15/2032	5,000	5,035,469
Series 2018 A, RB(h)(i)	5.25%	12/01/2048	4,160	4,310,293
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,635	1,694,070
Series 2022 A, RB(i)	5.00%	11/15/2047	2,895	3,023,903
Series 2022 A, RB(i)	5.50%	11/15/2053	580	628,479
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	373,655
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	725	695,505
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	766	615,048
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	605	534,689
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	705	716,345
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	665	629,091
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	455,370
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	347,620
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	465,876
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	465	439,675
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,260	763,257
Series 2021 A-2, RB(j)	4.50%	12/01/2041	1,950	1,106,472
				34,910,248
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–2.33%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(d)	5.00%	02/01/2031	$ 785	$ 785,587
Series 2022 A, RB	5.00%	07/01/2047	1,575	1,724,226
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	557,725
District of Columbia Water & Sewer Authority; Series 2022, RB(h)	5.00%	10/01/2044	5,475	5,881,115
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,095	2,913,515
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,447,424
				13,309,592
Florida–9.94%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	1,075	704,877
Series 2022 B, RB(c)	6.50%	11/15/2033	100	88,483
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	475	428,592
Broward (County of), FL;
Series 2013 C, RB(b)(f)	5.25%	10/01/2023	2,500	2,515,165
Series 2017, RB(g)(h)(i)	5.00%	10/01/2047	3,450	3,510,410
Series 2019 A, RB(i)	5.00%	10/01/2049	1,325	1,361,822
Series 2019 B, RB(i)	4.00%	09/01/2044	790	744,959
Series 2022 A, RB(g)(h)	4.00%	10/01/2047	5,805	5,682,298
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,160	3,017,268
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,385	1,152,468
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,135	1,155,887
Florida (State of) South Broward Hospital District (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	790	559,789
Florida Development Finance Corp. (Brightline Fllorida Passenger Rail Expansion); Series 2022 A, Ref. RB(b)(c)(i)	7.25%	10/03/2023	790	803,032
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(i)	7.38%	01/01/2049	640	618,082
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	485	491,824
Series 2019 A, RB(i)	4.00%	10/01/2044	2,500	2,364,045
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	615	539,095
Series 2020 A, Ref. RB	5.75%	08/15/2050	270	229,460
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,000	830,928
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	970	1,055,142
Series 2022, RB	5.25%	08/01/2049	3,940	4,251,868
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	849,134
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	2,375	2,235,402
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	1,230	1,297,083
Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	2,305	2,197,832
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2050	980	900,737
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,500	2,512,682
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2051	3,960	4,245,743
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2023 A, RB	5.00%	10/01/2053	920	962,205
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2044	1,000	320,925
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2048	1,500	375,939
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	600	125,708
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2052	430	84,879
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2054	365	64,184
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	790	820,632
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,575	1,406,623
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	$ 765	$ 708,021
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	500	503,539
Series 2014 A, RB	5.00%	07/01/2027	500	504,018
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,254,147
Tampa (City of), FL; Series 2020 A, RB(e)	0.00%	09/01/2049	3,140	852,486
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL)(d)	6.00%	10/01/2029	2,000	2,378,771
				56,706,184
Georgia–1.88%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	2,955	2,598,794
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(g)(h)	4.00%	07/01/2044	4,345	4,250,845
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	475	341,143
Main Street Natural Gas, Inc.;
Series 2021 A, RB(b)	4.00%	09/01/2027	1,265	1,259,757
Series 2021 C, RB(b)	4.00%	12/01/2028	1,165	1,156,147
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,145	1,103,795
				10,710,481
Hawaii–0.35%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(f)	5.50%	07/01/2043	2,000	2,001,084
Idaho–0.87%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,700	1,235,515
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.25%	08/15/2048	2,305	2,572,798
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(c)	3.75%	09/01/2051	1,580	1,173,186
				4,981,499
Illinois–11.62%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	626,043
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	391,030
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	314,146
Series 2012, RB(b)(f)	5.00%	06/12/2023	2,030	2,030,801
Series 2014, RB	5.00%	11/01/2039	775	783,120
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,150,342
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	1,961,928
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	775	776,665
Series 2017 D, RB(i)	5.00%	01/01/2042	2,500	2,548,317
Series 2017 D, RB	5.25%	01/01/2042	1,240	1,290,372
Series 2022 A, RB (INS - AGM)(d)(i)	5.50%	01/01/2053	1,310	1,404,701
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	910	879,488
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2031	625	661,413
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	502,278
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,100	1,042,232
Chicago (City of), IL Midway International Airport; Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,125	1,125,918
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(d)	4.00%	01/01/2037	1,000	979,112
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	3,070	3,094,852
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(d)	6.00%	11/01/2026	$ 2,000	$ 2,102,385
Series 2013, GO Bonds (INS - AGM)(d)	5.25%	07/01/2029	1,960	1,963,466
Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,009,627
Series 2014, GO Bonds	5.00%	05/01/2036	750	754,719
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	266,017
Series 2017 D, GO Bonds	5.00%	11/01/2024	295	300,159
Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	4,886,919
Series 2018 A, GO Bonds	6.00%	05/01/2027	725	793,991
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,194,813
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,075,722
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	340	340,279
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(f)	5.00%	09/01/2024	1,300	1,326,241
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	530	534,887
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	55	46,675
Series 2019 A, Ref. RB	5.00%	11/01/2049	1,155	907,341
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,395	2,409,919
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(f)	6.25%	08/15/2023	1,000	1,004,575
Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(c)	6.13%	04/01/2058	790	725,974
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	225	217,172
Series 2017, Ref. RB	5.25%	02/15/2037	190	187,249
Series 2017, Ref. RB	5.25%	02/15/2047	795	736,093
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - AGM)(d)(e)	0.00%	12/15/2029	2,500	1,947,020
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	1,895	1,905,572
Illinois (State of) Regional Transportation Authority; Series 2000, RB (INS - NATL)(d)	6.50%	07/01/2030	2,150	2,537,407
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/15/2027	3,500	3,535,742
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(h)	5.00%	01/01/2038	10,050	10,059,543
				66,332,265
Indiana–1.02%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	455	410,776
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(b)(f)(i)	5.00%	07/01/2023	500	500,534
Series 2013, RB(b)(f)(i)	5.00%	07/01/2023	2,030	2,032,166
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,575	1,545,494
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	215	216,000
Indiana (State of) Municipal Power Agency; Series 2013 A, RB(b)(f)	5.25%	07/01/2023	1,000	1,001,388
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	5.88%	01/01/2024	110	110,885
				5,817,243
Iowa–0.99%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,530	1,100,600
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	395	377,262
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,575	2,604,075
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	475	369,012
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,200	1,175,089
				5,626,038
Kansas–0.40%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,487,408
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	799,579
				2,286,987
Kentucky–2.35%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(i)	4.70%	01/01/2052	630	586,018
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(k)	4.96%	02/01/2025	$ 670	$ 670,965
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,010	1,011,589
Series 2015 A, RB	5.00%	07/01/2040	1,810	1,800,828
Series 2015 A, RB	5.00%	01/01/2045	305	297,173
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	935	910,855
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,201,828
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(d)(g)(h)	5.00%	09/01/2044	3,640	3,905,429
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,007,833
				13,392,518
Louisiana–0.32%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	840	723,327
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	1,120	1,131,162
				1,854,489
Maryland–0.84%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(c)	4.38%	02/15/2039	1,000	936,716
Series 2017 A, RB(c)	4.50%	02/15/2047	500	450,075
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	712,214
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(f)	5.00%	07/01/2024	1,435	1,457,497
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	644,918
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	140,196
Series 2017 B, RB	5.00%	11/01/2047	520	433,450
				4,775,066
Massachusetts–3.83%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2023 A-1, RB	5.25%	07/01/2053	3,075	3,453,953
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2022 A, Ref. RB	5.00%	07/01/2052	3,225	3,533,762
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	1,100	1,104,785
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2052	1,075	1,118,839
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(i)	5.00%	07/01/2036	1,000	1,061,654
Series 2021 E, RB(i)	5.00%	07/01/2046	995	1,037,640
University of Massachusetts Building Authority; Series 2022 1, RB	5.00%	11/01/2052	9,950	10,547,945
				21,858,578
Michigan–2.82%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	256,496
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2038	1,500	1,507,045
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	700	545,361
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	305	284,516
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(h)	5.00%	04/15/2041	2,655	2,766,826
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	565	571,400
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	565	572,777
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	$ 160	$ 148,914
Series 2020, Ref. RB	5.00%	06/01/2045	465	404,520
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(f)(g)(h)	5.00%	12/01/2046	3,575	3,649,631
Series 2017, Ref. RB	4.00%	12/01/2040	785	770,044
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,780	1,831,969
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	490	450,898
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	1,590	1,578,188
Western Michigan University;
Series 2013, Ref. RB(b)(f)	5.25%	11/15/2023	400	403,367
Series 2013, Ref. RB(b)(f)	5.25%	11/15/2023	350	352,946
				16,094,898
Minnesota–0.11%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	324,215
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	325,182
				649,397
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,060	667,552
Missouri–2.38%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	1,973,660
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	6,155	6,332,639
Series 2019 B, RB (INS - AGM)(d)(i)	5.00%	03/01/2049	945	969,127
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	349,372
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	298,369
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,375	1,375,730
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,740	1,580,531
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	705	689,425
				13,568,853
Nebraska–1.56%
Omaha (City of), NE Public Power District;
Series 2022 A, RB	5.25%	02/01/2052	6,070	6,735,051
Series 2022, RB(g)(h)	5.25%	02/01/2052	1,960	2,174,745
				8,909,796
New Hampshire–0.50%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	285	274,364
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,557	1,502,110
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,040	1,068,423
				2,844,897
New Jersey–5.29%
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. RB (INS - AMBAC)(d)	5.50%	09/01/2024	2,000	2,040,907
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	225	225,111
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	5.00%	06/15/2033	950	1,050,513
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.00%	07/01/2023	1,750	1,751,064
Series 2013, RB(i)	5.50%	01/01/2026	1,000	1,008,539
Series 2013, RB(i)	5.38%	01/01/2043	1,230	1,233,655
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,615	3,349,644
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(d)(e)	0.00%	12/15/2026	$ 8,435	$ 7,457,680
Series 2014, RB	5.00%	06/15/2030	875	945,013
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	933,865
Series 2018 A, RN(g)(h)	5.00%	06/15/2029	1,505	1,573,798
Series 2018 A, RN(g)(h)	5.00%	06/15/2030	515	537,940
Series 2022, RB	5.25%	06/15/2046	1,305	1,407,013
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(f)(i)	5.00%	12/01/2023	530	530,171
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,765	2,834,122
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,575	1,638,984
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,685	1,693,127
				30,211,146
New Mexico–0.11%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	800	651,312
New York–18.72%
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,242,767
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	2,380	2,335,446
Series 2017 A, Ref. RB (INS - AGM)(d)	4.00%	02/15/2047	755	739,281
Metropolitan Transportation Authority; Series 2013 B, RB	5.00%	11/15/2038	1,680	1,680,240
Metropolitan Transportation Authority (Bidding Group 1); Series 2022 A, RB	4.00%	11/15/2043	735	715,104
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	570	572,723
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	532,694
Series 2020 A-1, RB (INS - AGM)(d)	4.00%	11/15/2041	1,915	1,885,417
Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,311,582
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(i)	4.00%	07/15/2055	2,200	2,017,077
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,340	2,514,504
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,415	1,572,684
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2038	1,275	1,456,173
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2042	2,165	2,426,586
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(d)	3.00%	01/01/2046	2,380	1,828,415
New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB(b)(f)	5.00%	06/15/2023	2,900	2,901,595
Series 2020 BB-1, RB	4.00%	06/15/2050	1,575	1,535,241
Series 2022, RB(h)	5.00%	06/15/2051	4,795	5,141,358
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	810	794,866
Series 2020, RB	4.00%	05/01/2040	2,300	2,293,129
Series 2023 F-1, RB	4.00%	02/01/2051	2,315	2,242,419
New York (State of) Dormitory Authority; Series 2022, RB(h)	4.00%	03/15/2046	5,000	4,901,173
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2029	1,805	2,048,688
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,425	3,193,619
New York (State of) Power Authority; Series 2020 A, RB(h)	4.00%	11/15/2045	3,500	3,464,924
New York (State of) Power Authority (Green Bonds); Series 2020, RB(h)	4.00%	11/15/2055	3,930	3,771,954
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,110	4,845,619
Series 2019 B, RB (INS - AGM)(d)(g)(h)	4.00%	01/01/2050	2,490	2,398,056
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,355	2,311,865
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	265	239,144
New York Counties Tobacco Trust V; Series 2005 S-2, RB(e)	0.00%	06/01/2050	10,140	1,404,350
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,100,482
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	5,230	5,135,362
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,160	3,106,378
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	$ 540	$ 556,958
Series 2020, Ref. RB(i)	5.38%	08/01/2036	900	908,716
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,265	1,266,561
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,270	1,271,724
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	1,980	2,041,894
Series 2018, RB(i)	5.00%	01/01/2034	955	983,341
Series 2018, RB(i)	5.00%	01/01/2036	315	321,120
Series 2020, RB(i)	5.00%	10/01/2040	1,905	1,930,174
Series 2020, RB(i)	4.38%	10/01/2045	1,110	1,053,022
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	2,985	2,907,355
Series 2016 A, RB(i)	5.25%	01/01/2050	1,620	1,613,886
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(i)	5.00%	12/01/2038	1,200	1,252,632
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	710	688,903
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,524,812
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	710	757,254
Series 2021 A, RB	5.00%	11/15/2056	1,065	1,126,590
Series 2022, RB(h)	5.00%	05/15/2051	5,175	5,534,540
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,455,680
				106,856,077
North Carolina–0.67%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2047	1,900	1,967,320
Series 2022, RB	4.00%	07/01/2047	830	806,407
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	1,115	1,072,657
				3,846,384
North Dakota–0.54%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,210	1,782,043
Series 2017 C, RB	5.00%	06/01/2053	1,645	1,282,134
				3,064,177
Ohio–4.66%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	783,637
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	4.00%	02/15/2036	1,000	1,000,536
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	445	422,744
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,070	4,503,461
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,405	6,860,785
Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	8,155	908,683
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(c)	6.50%	01/01/2034	1,000	1,001,787
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	605	604,475
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	625	631,049
Series 2017, Ref. RB	5.50%	02/15/2052	1,555	1,579,493
Series 2017, Ref. RB	5.00%	02/15/2057	1,875	1,784,432
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,290	1,413,021
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,370	1,194,056
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,396,479)(c)(l)	6.00%	04/01/2038	1,425	498,750
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	$ 865	$ 773,983
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,370	2,107,454
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(i)	4.25%	01/15/2038	555	527,652
				26,595,998
Oklahoma–0.76%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	3,585	3,276,655
Series 2018 B, RB	5.50%	08/15/2057	1,170	1,055,851
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(m)	5.00%	08/01/2052	1,785	1,785
				4,334,291
Ontario–0.13%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023, RB(c)	6.00%	10/05/2040	770	770,000
Oregon–1.18%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	437,201
Oregon (State of); Series 2019, GO Bonds(g)(h)	5.00%	08/01/2044	3,140	3,380,002
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2048	1,305	1,426,287
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(i)	5.00%	07/01/2052	1,465	1,513,975
				6,757,465
Pennsylvania–3.00%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,755	2,468,276
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2048	500	465,520
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	1,845	1,892,408
Series 2022, RB (INS - AGM)(d)(i)	5.00%	12/31/2057	925	946,423
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2021 A, RB	4.00%	12/01/2050	1,180	1,097,536
Pennsylvania Higher Education Assistance Agency (Senior Bonds);
Series 2023 A, RB(i)	5.00%	06/01/2029	455	481,394
Series 2023 A, RB(i)	5.00%	06/01/2030	625	668,547
Series 2023 A, RB(i)	5.00%	06/01/2031	685	735,407
Series 2023 A, RB(i)	5.00%	06/01/2032	800	861,545
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	3,855	3,930,378
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	375	380,392
Series 2021, Ref. RB (INS - AGM)(d)(i)	4.00%	07/01/2041	1,200	1,143,626
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,570	1,684,499
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	385	365,847
				17,121,798
Puerto Rico–5.84%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,860	2,860,119
Series 2002, RB	5.63%	05/15/2043	1,740	1,749,875
Series 2005 A, RB(e)	0.00%	05/15/2050	5,450	972,010
Series 2005 B, RB(e)	0.00%	05/15/2055	2,390	245,576
Series 2008 A, RB(e)	0.00%	05/15/2057	14,090	950,775
Series 2008 B, RB(e)	0.00%	05/15/2057	35,570	1,970,774
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,100	1,151,042
Subseries 2022, RN	0.00%	11/01/2043	1,451	709,095
Subseries 2022, RN	0.00%	11/01/2051	3,266	1,579,845
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(d)	4.75%	07/01/2033	$ 850	$ 828,703
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2032	1,270	1,255,193
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	690	684,484
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	610	599,276
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	1,540	1,480,325
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2029	1,355	1,038,698
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,330	1,457,290
Series 2018 A-1, RB(e)	0.00%	07/01/2046	7,840	2,118,750
Series 2018 A-1, RB(e)	0.00%	07/01/2051	10,320	2,055,243
Series 2018 A-1, RB	4.75%	07/01/2053	1,730	1,604,159
Series 2018 A-1, RB	5.00%	07/01/2058	6,830	6,542,782
Series 2019 A-2, RB	4.33%	07/01/2040	1,560	1,449,132
				33,303,146
Rhode Island–0.35%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,035	1,998,899
South Carolina–1.26%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(f)	5.25%	08/01/2023	1,400	1,404,006
South Carolina (State of) Ports Authority; Series 2015, RB(b)(f)(i)	5.25%	07/01/2025	1,020	1,051,334
South Carolina (State of) Public Service Authority;
Series 2013 E, Ref. RB	5.50%	12/01/2053	3,595	3,605,652
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,120	1,121,686
				7,182,678
South Dakota–0.17%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	940	946,907
Tennessee–2.62%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,185	1,208,226
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,855	1,928,294
Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	1,905	2,188,326
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,895	2,753,385
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	1,230	1,265,469
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	535	548,150
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	1,280	1,282,829
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,297,520
Series 2021 A, RB(b)	5.00%	11/01/2031	2,365	2,471,238
				14,943,437
Texas–21.39%
Alamo Community College District; Series 2012, GO Bonds(h)	5.00%	08/15/2034	5,105	5,110,448
Austin (City of), TX;
Series 2023, Ref. RB	5.00%	11/15/2039	1,075	1,212,505
Series 2023, Ref. RB	5.25%	11/15/2053	1,995	2,208,302
Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2046	635	667,061
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,280	1,190,013
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,602,978
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2014 A, Ref. RB(i)	5.25%	11/01/2026	2,000	2,008,088
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,880	3,690,226
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,875	2,714,612
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(d)	4.25%	10/01/2053	1,305	1,243,710
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(d)	5.25%	08/15/2031	5,395	6,357,287
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	$ 1,020	$ 977,919
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,220	1,145,542
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	1,230	1,235,233
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(i)	4.75%	07/01/2024	775	775,282
Series 2021 A, RB(i)	4.00%	07/01/2041	555	484,625
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	500	506,809
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2025	4,650	4,259,130
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(f)	5.50%	08/15/2024	1,205	1,232,603
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,100	1,216,286
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(i)	4.63%	10/01/2031	2,935	2,845,016
Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	810	789,041
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,940	1,860,831
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(m)	4.75%	07/01/2052	750	510,000
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	987,550
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(d)	5.00%	04/01/2046	1,130	1,133,439
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(b)(f)	5.00%	04/01/2024	1,000	1,011,867
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,165	852,393
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	192,029
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,187,982
Series 2020, RB	5.25%	10/01/2055	2,380	1,844,156
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2028	18,900	16,127,153
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2031	3,740	2,853,861
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	1,605	1,773,997
Series 2023 A, Ref. RB	5.50%	02/01/2050	1,190	1,348,151
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,730,655
Tarrant (County of), TX; Series 2022, GO Bonds(h)	4.00%	07/15/2047	10,500	10,093,122
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,065	3,015,487
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(h)	5.00%	02/15/2047	3,260	3,326,576
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,735	1,552,850
Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,248,585
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(m)	6.38%	02/15/2048	1,765	970,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	74,569
Series 2020, Ref. RB	6.75%	11/15/2051	80	72,035
Series 2020, Ref. RB	6.88%	11/15/2055	80	72,600
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	660	669,538
Texas (State of) Transportation Commission; Series 2019, RB(e)	0.00%	08/01/2041	2,000	768,106
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(e)	0.00%	08/15/2036	3,170	1,699,609
Series 2015 B, Ref. RB(e)	0.00%	08/15/2037	970	491,984
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,215	5,236,996
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,305	1,259,150
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,880	2,993,366
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,050	1,017,339
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,300	1,308,768
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Water Development Board; Series 2022, RB(h)	5.00%	10/15/2047	$ 3,140	$ 3,445,377
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,756
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(d)	4.00%	02/15/2053	3,075	2,865,927
				122,074,270
Utah–0.52%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	375,434
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	359,928
Salt Lake City (City of), UT;
Series 2021 A, RB(i)	5.00%	07/01/2046	795	825,776
Series 2021 A, RB(i)	5.00%	07/01/2051	425	438,600
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,000	954,640
				2,954,378
Virginia–1.37%
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	305	282,590
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(m)	5.00%	09/01/2050	300	187,356
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(i)	4.00%	01/01/2040	3,200	2,928,597
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2052	505	509,726
Series 2022, Ref. RB(i)	5.00%	12/31/2057	1,535	1,543,199
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	405	402,978
Series 2017, RB(i)	5.00%	12/31/2056	2,010	1,977,766
				7,832,212
Washington–2.05%
City of Tacoma WA Sewer Revenue; Series 2023, RB(h)	4.00%	12/01/2047	2,630	2,536,230
Kalispel Tribe of Indians; Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,028,512
Seattle (Port of), WA; Series 2022 B, Ref. RB(i)	5.50%	08/01/2047	500	541,537
Washington (State of); Series 2019 A, GO Bonds(h)	5.00%	08/01/2042	1,770	1,885,785
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	790	791,695
Series 2018, RB	5.00%	07/01/2048	3,285	3,314,065
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	415	319,462
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	340	253,922
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,112	1,017,598
				11,688,806
West Virginia–0.43%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	795	859,579
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,635	1,585,110
				2,444,689
Wisconsin–5.48%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2050	6,130	1,554,100
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2060	27,975	4,165,170
Series 2022, RB(c)	5.25%	12/15/2061	1,605	1,605,079
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	790	546,002
Series 2021, RB	4.00%	08/15/2051	2,640	2,314,486
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,365	2,186,026
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	$ 1,410	$ 1,281,454
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,463,497
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	1,100	1,063,849
Series 2014, RB	5.13%	05/01/2029	1,000	964,874
Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	785	764,264
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(m)	6.75%	08/01/2031	865	562,250
Series 2017, RB(c)	6.75%	12/01/2042	2,015	1,734,784
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	400	346,337
Series 2022 A, RB(c)	6.13%	02/01/2050	435	376,642
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2046	3,375	3,403,140
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	620	593,512
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	615	378,225
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,609,953
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,575,076
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	813,764
				31,302,484
Wyoming–0.38%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(f)(h)	5.00%	01/01/2027	2,020	2,149,197
Total Municipal Obligations (Cost $875,493,824)				873,168,356
			Shares
Exchange-Traded Funds–0.08%
Invesco Municipal Strategic Income ETF (Cost $466,846)(n)			9,163	457,936
TOTAL INVESTMENTS IN SECURITIES(o)–153.07% (Cost $875,960,670)				873,626,292
FLOATING RATE NOTE OBLIGATIONS–(15.01)%
Notes with interest and fee rates ranging from 3.45% to 4.55% at 05/31/2023 and contractual maturities of collateral ranging from 06/15/2029 to 04/01/2056(p)				(85,685,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.87)%				(210,434,801)
OTHER ASSETS LESS LIABILITIES–(1.19)%				(6,776,168)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$570,730,323
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $51,699,889, which represented 9.06% of the Trust’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $25,955,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(l)	Restricted security. The value of this security at May 31, 2023 represented less than 1% of the Trust’s Net Assets.
(m)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $2,232,141, which represented less than 1% of the Trust’s Net Assets.
(n)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Invesco Municipal Strategic Income ETF	$456,276	$-	$-	$1,660	$-	$457,936	$4,686

(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.46%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Trust’s investments with a value of $126,614,746 are held by TOB Trusts and serve as collateral for the $85,685,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$873,168,356	$—	$873,168,356
Exchange-Traded Funds	457,936	—	—	457,936
Total Investments	$457,936	$873,168,356	$—	$873,626,292
Invesco Quality Municipal Income Trust